SCHEDULE II. VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Allowance for doubtful accounts, deducted from accounts receivable
Changes in Valuation and Qualifying Accounts
Balance at Beginning of Period	$ 25		$ 29		$ 3
Charged to Costs and Expenses	60		54		61
Charged to Other Accounts	0		0		0
Deductions	(62)	[1]	(58)	[1]	(35)	[1]
Balance at End of Period	23		25		29
Income tax valuation allowance, deducted from deferred tax assets
Changes in Valuation and Qualifying Accounts
Balance at Beginning of Period	191		233		359
Charged to Costs and Expenses	(63)		(34)		(130)
Charged to Other Accounts	(45)		(8)		4
Deductions	0		0		0
Balance at End of Period	$ 83		$ 191		$ 233

[1]	Represents principally net amounts charged as uncollectible.